Leases - Operating Leases (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 JPY (¥) item	Dec. 31, 2019 JPY (¥) item
Leases
Number of leased salons | item	213	220
Number of leased salons subleased | item	130	165
Operating lease costs:
Fixed lease cost	¥ 748,230	¥ 851,555
Variable lease cost	24,484	30,901
Short-term cost	11,669	10,979
Total	784,383	893,435
Sublease income, fixed lease	478,225	580,074
Sublease income, variable lease	¥ 14,146	¥ 27,606